Contingencies (Details)					2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 19, 2016 Plaintiff Lawsuit	Dec. 16, 2015 Plaintiff	Nov. 04, 2015 USD ($)	Jun. 18, 2015 USD ($)	Nov. 30, 2014 Plaintiff	Dec. 31, 2014 Plaintiff	Dec. 31, 2015 ThermalOxidizers
State Court Lawsuit [Member]
Loss Contingencies [Line Items]
Number of plaintiffs | Plaintiff		2
Federal Court Lawsuits [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Number of plaintiffs | Plaintiff	2
Number of putative class action lawsuits filed | Lawsuit	2
Atlas Unitholder Litigation [Member] | Atlas Pipeline Partners [Member]
Loss Contingencies [Line Items]
Number of plaintiffs | Plaintiff						5
Atlas Unitholder Litigation [Member] | Atlas Energy [Member]
Loss Contingencies [Line Items]
Number of plaintiffs | Plaintiff					2
Environment Proceeding [Member]
Loss Contingencies [Line Items]
Number of regenerative thermal oxidizers | ThermalOxidizers							2
Contingencies penalty amount | $			$ 115,644
Period within which to install a flare gas recovery unit at Mont Belvieu Fractionator							1 year
Environment Proceeding [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Litigation settlement amount | $				$ 100,000
Environment Proceeding [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Litigation settlement amount | $				$ 300,000
Environment Proceeding [Member] | Supplemental Environmental Projects [Member]
Loss Contingencies [Line Items]
Contingencies penalty amount | $			$ 115,643
Environment Proceeding [Member] | Versado Gas Processors, L.L.C. [Member]
Loss Contingencies [Line Items]
Ownership interest in joint venture				63.00%